Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities -Summary of cash flow hedges reclassified to consolidated income statements (Detail) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	S/ 204,047	S/ 156,391
Interest expenses from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	(71,009)	(80,954)
Interest income from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	57,550	56,208
Expenses for exchange differences from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	(128,820)	(53,058)
Income for exchange differences from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	S/ 346,326	S/ 234,195